CERTIFICATION OF
                            STRONG INCOME FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG HIGH-YIELD BOND FUND


STRONG INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong High-Yield Bond Fund's Prospectus and Statement of Additional Information for the Institutional Class shares, dated July 31, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 25 (File No. 33-37435; 811-6195), which was filed with the Securities and Exchange Commission on July 30, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong High-Yield Bond Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG INCOME FUNDS, INC.



                                             /S/ ELIZABETH N. COHERNOUR
                                            ------------------------------------
                                             By:    Elizabeth N. Cohernour
                                             Title: Vice President and Secretary


Dated: August 3, 2001